Description of the Plan (Details) - EBP 033	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Maximum annual compensation to total compensation, percentage	25.00%
Automatic deferral rate	3.00%
Automatic deferral rate, annual increase	1.00%
Matching percentage	4.00%
Initial transfer	$ 500
Subsequent transfers	500
Minimum borrowing, amount	$ 500
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing, amount	$ 50,000
Time period for loans used to reduce maximum borrowing amount	12 months
Basis spread on variable rate	1.00%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	6.00%